Note Income taxes (Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico) (Parenthetical) (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2014 USD ($)
TARP Funds
Reconciliation of Statutory Federal Tax Rate
Non-deductible expenses	$ 161,500